Statutory reserves, restricted net assets and parent company only condensed financial information - Condensed statement of cash flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed statement of cash flows
Net cash (used in)/provided by operating activities	¥ 8,789	¥ 229,069	¥ (567,948)
Net cash (used in)/provided by investing activities	(324,473)	276,080	(908,302)
Net cash provided by/(used in) financing activities	(104,469)	(254,185)	715,724
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(4,285)	15,546	5,042
(Decrease)/Increase in cash, cash equivalents, and restricted cash	(424,438)	266,510	(755,484)
Cash, cash equivalents, and restricted cash at beginning of the year	1,516,882	1,250,372	2,005,856
Cash, cash equivalents, and restricted cash at end of the year	1,092,444	1,516,882	1,250,372
Parent company | Reportable legal entities
Condensed statement of cash flows
Net cash (used in)/provided by operating activities	(194)	13,827	(77)
Net cash (used in)/provided by investing activities	36,422	(12,113)	(402,789)
Net cash provided by/(used in) financing activities	(38,028)	2,153	407,581
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(112)	72	(2,950)
(Decrease)/Increase in cash, cash equivalents, and restricted cash	(1,912)	3,939	1,765
Cash, cash equivalents, and restricted cash at beginning of the year	6,320	2,381	616
Cash, cash equivalents, and restricted cash at end of the year	¥ 4,408	¥ 6,320	¥ 2,381